SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2026
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS	NOTE 11 - SUBSEQUENT EVENTS
TORM’s Board of Directors has declared an interim dividend for the second quarter of 2026 of USD 2.40 per share to be paid to the shareholders corresponding to an expected total dividend payment of
USD 245.7m. The distribution for the quarter is equivalent to 73% of net profit and reflects the
Distribution Policy. The payment date is 24 September 2026 to all shareholders on record as of
10 September 2026, and the ex-dividend date is 09 September 2026 for the shares listed on Nasdaq
OMX Copenhagen and 10 September 2026 for the shares listed on Nasdaq New York. The dividends have not been recognized as liabilities as at 30 June 2026 and there are no tax consequences.
After the end of the quarter, TORM entered into an agreement to acquire six MR newbuilding vessels, with options for an additional two vessels. The six vessels are scheduled for delivery in 2029, while the optional vessels are expected to be delivered in 2030 if exercised.
Also, after the end of the quarter, TORM secured financing for ten vessels for a total of USD 217m.